Investment properties (Details 2) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Investment properties	$ 586,317	$ 651,965
Cordoba Shopping [Member]
Statement [Line Items]
Investment properties	5,048	4,775
Total cordoba shoping [Member]
Statement [Line Items]
Investment properties	$ 5,048	$ 4,775